Distribution Date:	03/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	03/11/22
Next Distribution Date:	04/18/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15-17
		Trust Administrator	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	18-20
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	21		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	26-27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	37,951,192.95	1,200,644.05	99,621.88	0.00	0.00	1,300,265.93	36,750,548.90	34.45%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	186,397,403.04	0.00	477,954.01	0.00	0.00	477,954.01	186,397,403.04	34.45%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	34.45%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	25.98%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	20.81%	18.13%
C	61764XBP9	4.131900%	53,364,000.00	53,364,000.00	0.00	183,745.60	0.00	0.00	183,745.60	53,364,000.00	13.78%	12.00%
D	61764XAN5	4.131900%	41,384,000.00	41,384,000.00	0.00	116,510.97	0.00	0.00	116,510.97	41,384,000.00	8.32%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	0.00	0.00	0.00	0.00	19,604,000.00	5.74%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	0.00	0.00	0.00	0.00	8,712,000.00	4.59%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	3.01%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,870,589.00	0.00	0.00	0.00	0.00	0.00	22,870,589.00	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	28,604.32	0.00	0.00	28,604.32	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	44,740.10	0.00	0.00	44,740.10	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	789,998,184.99	1,200,644.05	2,035,581.70	0.00	0.00	3,236,225.75	788,797,540.94

X-A	61764XBK0	0.857162%	674,129,000.00	562,877,595.99	0.00	402,064.21	0.00	0.00	402,064.21	561,676,951.94
X-B	61764XAA3	0.277900%	39,206,000.00	39,206,000.00	0.00	9,079.46	0.00	0.00	9,079.46	39,206,000.00
X-E	61764XAG0	1.119900%	19,604,000.00	19,604,000.00	0.00	18,295.43	0.00	0.00	18,295.43	19,604,000.00
X-FG	61764XAJ4	1.119900%	20,692,000.00	20,692,000.00	0.00	19,310.81	0.00	0.00	19,310.81	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.119900%	22,870,589.00	22,870,589.00	0.00	21,343.98	0.00	0.00	21,343.98	22,870,589.00
Notional SubTotal			776,501,589.00	665,250,184.99	0.00	470,093.89	0.00	0.00	470,093.89	664,049,540.94

Deal Distribution Total					1,200,644.05	2,505,675.59	0.00	0.00	3,706,319.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	525.63979155	16.62941898	1.37980443	0.00000000	0.00000000	0.00000000	0.00000000	18.00922341	509.01037258
A-3	61764XBH7	909.25562459	0.00000000	2.33148298	0.00000000	0.00000000	0.00000000	0.00000000	2.33148298	909.25562459
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.44325013	0.00000000	0.00000000	0.00000000	0.00000000	3.44325013	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	2.81536270	0.62788735	0.62788735	0.00000000	0.00000000	2.81536270	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	0.00000000	2.51000000	2.51000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	0.00000000	2.51000000	2.81819559	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	35.20029132	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	1,000.00000000	0.00000000	0.00000000	2.51000007	68.47520105	0.00000000	0.00000000	0.00000000	1,000.00000000
555-A	61764XBA2	1,000.00000000	0.00000000	2.44481368	0.00000085	0.00029060	0.00000000	0.00000000	2.44481368	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.44481421	0.00000055	0.00032623	0.00000000	0.00000000	2.44481421	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	834.97015555	0.00000000	0.59642028	0.00000000	0.00000000	0.00000000	0.00000000	0.59642028	833.18912543
X-B	61764XAA3	1,000.00000000	0.00000000	0.23158343	0.00000000	0.00000000	0.00000000	0.00000000	0.23158343	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	0.93324985	0.00000000	0.00000000	0.00000000	0.00000000	0.93324985	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.93325005	0.00000000	0.00000000	0.00000000	0.00000000	0.93325005	1,000.00000000
X-H	61690RBQ9	1,000.00000000	0.00000000	0.93325012	0.00000000	0.00000000	0.00000000	0.00000000	0.93325012	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	99,621.88	0.00	99,621.88	0.00	0.00	0.00	99,621.88	0.00
A-3	02/01/22 - 02/28/22	30	0.00	477,954.01	0.00	477,954.01	0.00	0.00	0.00	477,954.01	0.00
A-4	02/01/22 - 02/28/22	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	02/01/22 - 02/28/22	30	0.00	402,064.21	0.00	402,064.21	0.00	0.00	0.00	402,064.21	0.00
X-B	02/01/22 - 02/28/22	30	0.00	9,079.46	0.00	9,079.46	0.00	0.00	0.00	9,079.46	0.00
X-E	02/01/22 - 02/28/22	30	0.00	18,295.43	0.00	18,295.43	0.00	0.00	0.00	18,295.43	0.00
X-FG	02/01/22 - 02/28/22	30	0.00	19,310.81	0.00	19,310.81	0.00	0.00	0.00	19,310.81	0.00
X-H	02/01/22 - 02/28/22	30	0.00	21,343.98	0.00	21,343.98	0.00	0.00	0.00	21,343.98	0.00
A-S	02/01/22 - 02/28/22	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	02/01/22 - 02/28/22	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	02/01/22 - 02/28/22	30	0.00	183,745.60	0.00	183,745.60	0.00	0.00	0.00	183,745.60	0.00
D	02/01/22 - 02/28/22	30	0.00	142,495.46	0.00	142,495.46	25,984.49	0.00	0.00	116,510.97	25,984.49
E	02/01/22 - 02/28/22	30	0.00	49,206.04	0.00	49,206.04	49,206.04	0.00	0.00	0.00	49,206.04
F	02/01/22 - 02/28/22	30	2,685.00	21,867.12	0.00	21,867.12	21,867.12	0.00	0.00	0.00	24,552.12
G	02/01/22 - 02/28/22	30	391,629.69	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	421,699.49
H	02/01/22 - 02/28/22	30	1,508,663.00	57,405.18	0.00	57,405.18	57,405.18	0.00	0.00	0.00	1,566,068.18
555-A	02/01/22 - 02/28/22	28	3.39	28,604.33	0.00	28,604.33	0.01	0.00	0.00	28,604.32	3.40
555-B	02/01/22 - 02/28/22	28	5.96	44,740.11	0.00	44,740.11	0.01	0.00	0.00	44,740.10	5.97
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,902,987.04	2,690,208.24	0.00	2,690,208.24	184,532.65	0.00	0.00	2,505,675.59	2,087,519.69

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.131900%	53,364,000.00	53,364,000.00	0.00	183,745.60	0.00	0.00	183,745.60	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	505,211.58	0.00	0.00	505,211.58	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

		Additional Information

	Total Available Distribution Amount (1)	3,706,319.64
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of 0 , Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,531,559.03	Master Servicing Fee	13,378.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,719.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	307.23
ARD Interest	0.00	Senior Trust Advisor Fee	737.38
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	175,791.83
Total Interest Collected	2,707,350.86	Total Fees	17,142.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,200,644.05	Reimbursement for Interest on Advances	7,470.04
Unscheduled Principal Collections		ASER Amount	137,888.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,513.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	660.00
Total Principal Collected	1,200,644.05	Total Expenses/Reimbursements	184,532.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,505,675.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,200,644.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,706,319.64
Total Funds Collected	3,907,994.91	Total Funds Distributed	3,907,994.92

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	759,998,185.13	759,998,185.13	Beginning Certificate Balance	789,998,184.99
(-) Scheduled Principal Collections	1,200,644.05	1,200,644.05	(-) Principal Distributions	1,200,644.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	758,797,541.08	758,797,541.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	763,092,933.41	763,092,933.41	Ending Certificate Balance	788,797,540.94
Ending Actual Collateral Balance	762,084,134.30	762,084,134.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP
10,000,000 or less	35	187,167,126.86	24.67%	35	4.2885	1.626821	1.30 or less	15	143,902,654.32	18.96%	34	4.1536	0.774899
10,000,001 to 20,000,000	9	120,751,567.71	15.91%	34	4.2426	1.165464	1.31 to 1.40	4	26,633,490.79	3.51%	34	4.3175	1.345781
20,000,001 to 30,000,000	4	104,856,980.32	13.82%	61	4.1152	1.583902	1.41 to 1.50	5	36,784,335.38	4.85%	35	4.3318	1.463343
30,000,001 to 40,000,000	1	38,200,000.00	5.03%	34	4.0000	2.420000	1.51 to 1.60	4	41,400,868.40	5.46%	39	4.0645	1.566620
40,000,001 to 50,000,000	3	139,593,767.83	18.40%	35	4.3403	1.952245	1.61 to 1.70	5	42,526,337.56	5.60%	34	4.3464	1.637747
50,000,001 to 60,000,000	2	117,622,422.86	15.50%	32	3.6634	2.576159	1.71 to 1.80	1	42,705,229.05	5.63%	35	4.3784	1.780000
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	4	78,266,875.19	10.31%	34	4.2236	1.855037
Totals	62	758,797,541.08	100.00%	38	4.1575	1.787843	1.91 to 2.00	3	26,231,223.72	3.46%	35	4.2994	1.923311
							2.01 to 2.10	3	15,439,373.19	2.03%	35	4.2103	2.040048
							2.11 to 2.30	2	52,080,696.90	6.86%	35	4.4420	2.183561
							2.31 to 2.40	1	60,000,000.00	7.91%	32	3.1663	2.390000
							2.41 to 2.60	5	78,117,914.61	10.29%	69	4.2036	2.477131
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 4.80	2	64,102,866.47	8.45%	32	4.1475	2.961068
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	62	758,797,541.08	100.00%	38	4.1575	1.787843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	50,605,675.50	6.67%	34	4.3203	NAP	Utah	1	15,046,945.25	1.98%	35	4.4500	2.190000
Alabama	1	23,081,938.13	3.04%	33	4.4500	1.630000	Washington	1	2,639,521.02	0.35%	154	4.4500	2.530000
Arizona	4	26,935,718.38	3.55%	46	4.2903	1.742666	Washington, DC	1	60,000,000.00	7.91%	32	3.1663	2.390000
California	9	202,659,620.86	26.71%	34	4.0609	2.044868	West Virginia	1	10,130,735.42	1.34%	34	4.4000	0.640000
Colorado	1	8,513,830.72	1.12%	35	4.1050	0.370000	Totals	94	758,797,541.08	100.00%	38	4.1575	1.787843
Florida	6	91,458,493.20	12.05%	37	4.2343	1.883265
									Property Type³
Georgia	1	5,309,065.07	0.70%	34	4.3675	2.010000
Illinois	1	2,679,005.05	0.35%	34	4.5000	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	4,063,488.03	0.54%	34	4.3500	1.400000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	8,373,952.14	1.10%	35	4.4500	2.190000	Defeased	23	50,605,675.50	6.67%	34	4.3203	NAP
Maryland	4	24,334,241.57	3.21%	29	4.3360	1.596943	Industrial	4	20,112,058.33	2.65%	28	4.3626	2.379588
Michigan	6	36,405,598.62	4.80%	35	4.4276	1.377674	Lodging	7	82,626,821.10	10.89%	35	4.3640	1.688842
Minnesota	1	2,111,416.76	0.28%	35	4.0900	2.420000	Mixed Use	7	53,240,854.52	7.02%	34	4.2977	1.626944
Missouri	1	1,788,371.37	0.24%	154	4.4500	2.530000	Mobile Home Park	2	7,138,115.41	0.94%	35	4.1100	1.627550
Nevada	1	2,661,362.37	0.35%	34	5.2000	1.970000	Multi-Family	5	65,081,756.30	8.58%	35	4.3560	1.773866
New Jersey	1	6,929,429.83	0.91%	35	4.2000	0.720000	Office	10	197,300,945.42	26.00%	33	3.9273	2.090052
New York	6	36,028,299.39	4.75%	49	4.1809	1.743400	Other	2	11,167,520.06	1.47%	34	4.2832	1.431807
North Carolina	4	55,890,748.31	7.37%	38	4.3678	1.810597	Retail	23	248,498,752.25	32.75%	35	4.1084	1.678437
North Dakota	1	2,486,505.50	0.33%	154	4.4500	2.530000	Self Storage	11	23,025,042.19	3.03%	154	4.4500	2.530000
Ohio	1	2,027,858.11	0.27%	34	4.5260	1.640000	Totals	94	758,797,541.08	100.00%	38	4.1575	1.787843
Oklahoma	1	1,501,059.61	0.20%	35	4.3000	1.488955
Oregon	1	4,000,308.12	0.53%	35	4.1400	2.080000
Pennsylvania	2	9,160,180.92	1.21%	61	4.2910	1.692423
Rhode Island	1	3,289,838.08	0.43%	154	4.4500	2.530000
Texas	11	58,684,333.75	7.73%	36	4.2766	1.450833

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP
	3.500% or less	2	66,470,362.60	8.76%	32	3.1959	2.225492	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	119,653,787.44	15.77%	35	3.9138	1.710083	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	40	503,551,062.61	66.36%	40	4.3008	1.787541	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	13,289,731.66	1.75%	24	4.7107	1.305165	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	5,226,921.27	0.69%	63	5.1755	1.773666	49 months or greater	54	708,191,865.58	93.33%	38	4.1459	1.806405
	Totals	62	758,797,541.08	100.00%	38	4.1575	1.787843	Totals	62	758,797,541.08	100.00%	38	4.1575	1.787843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP
	60 months or less	52	682,601,264.49	89.96%	34	4.1318	1.782886	Interest Only	9	222,530,000.00	29.33%	34	3.7930	1.884330
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	44	462,636,823.39	60.97%	34	4.3004	1.732911
85 months to 120 months		1	2,565,558.90	0.34%	94	5.1500	1.570000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	735,772,498.89	96.97%	34	4.1483	1.764618	Totals	61	735,772,498.89	96.97%	34	4.1483	1.764618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	50,605,675.50	6.67%	34	4.3203	NAP	300 months or less	1	23,025,042.19	3.03%	154	4.4500	2.530000
Underwriter's Information		3	28,065,391.18	3.70%	35	4.2601	1.520741	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	313,953,026.26	41.38%	43	4.3003	1.687482	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	14	317,173,448.14	41.80%	34	3.9745	1.939574	Totals	1	23,025,042.19	3.03%	154	4.4500	2.530000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	1	49,000,000.00	6.46%	34	4.2000	1.870000
	Totals	62	758,797,541.08	100.00%	38	4.1575	1.787843
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	88,018.92	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	02/01/22
1A	10096412	1				Actual/360	3.853%	88,018.92	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	02/01/22
1B	10096413	1				Actual/360	3.853%	5,618.23	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	02/01/22
1C	10096414	1				Actual/360	3.853%	5,618.23	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	02/01/22
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	147,762.22	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	03/04/22
3	10096313	1	OF	Irvine	CA	Actual/360	4.181%	187,723.24	105,022.08	0.00	N/A	11/10/24	--	57,727,444.94	57,622,422.86	02/10/22
4	10096314	1	LO	Various	Various	Actual/360	4.450%	166,129.70	110,411.90	0.00	N/A	02/01/25	--	47,998,950.68	47,888,538.78	03/01/20
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	160,066.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	02/01/22
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	145,664.33	68,917.32	0.00	N/A	02/01/25	--	42,774,146.37	42,705,229.05	03/01/22
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	118,844.44	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	03/01/22
8	10096318	1	SS	Various	Various	Actual/360	4.450%	80,090.93	115,194.69	0.00	N/A	01/01/35	--	23,140,236.88	23,025,042.19	03/01/22
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	80,029.71	40,610.93	0.00	N/A	12/06/24	--	23,122,549.06	23,081,938.13	03/06/22
11	10096321	1	MU	Plano	TX	Actual/360	4.145%	59,012.50	33,291.86	0.00	N/A	12/01/24	--	18,304,757.62	18,271,465.76	03/01/22
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	58,803.59	33,987.42	0.00	N/A	02/01/25	--	18,001,099.68	17,967,112.26	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.300%	50,329.70	31,324.09	0.00	N/A	02/01/25	--	15,048,746.31	15,017,422.22	03/01/22
14	10096324	1	OF	Chandler	AZ	Actual/360	4.250%	46,691.16	29,559.52	0.00	N/A	02/06/25	--	14,125,055.88	14,095,496.36	03/06/22
15	10096325	1	SS	Various	Various	Actual/360	4.300%	47,789.80	25,426.43	0.00	N/A	01/06/25	--	14,289,309.98	14,263,883.55	03/06/22
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	42,277.50	27,645.07	0.00	N/A	02/06/25	--	12,079,284.38	12,051,639.31	03/06/22
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	38,788.34	25,584.92	0.00	N/A	01/01/25	--	12,498,928.75	12,473,343.83	03/01/22
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	34,750.35	23,588.30	0.00	N/A	01/01/25	--	10,154,323.72	10,130,735.42	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.185%	34,326.10	21,126.84	0.00	N/A	01/01/25	--	10,545,652.01	10,524,525.17	03/01/22
20	10096330	1	OF	Chandler	AZ	Actual/360	4.305%	34,280.35	18,207.15	0.00	N/A	01/06/25	--	10,238,034.53	10,219,827.38	03/06/22
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	30,178.45	25,217.59	0.00	N/A	02/01/25	--	8,919,739.87	8,894,522.28	03/01/22
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	29,828.63	20,247.46	0.00	N/A	01/01/25	--	8,716,158.13	8,695,910.67	03/01/22
24	10096334	1	RT	La Plata	MD	Actual/360	4.120%	30,415.11	17,173.19	0.00	N/A	02/01/25	--	9,491,538.18	9,474,364.99	03/01/22
27	10096337	1	OF	Centennial	CO	Actual/360	4.105%	27,234.75	16,279.21	0.00	N/A	02/06/25	--	8,530,109.93	8,513,830.72	08/06/20
28	10096338	1	RT	Various	Various	Actual/360	4.350%	22,636.12	33,763.56	0.00	N/A	12/01/24	--	6,690,478.68	6,656,715.12	03/01/22
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.810%	28,958.45	18,841.12	0.00	N/A	08/01/23	--	7,740,602.29	7,721,761.17	03/01/22

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	23,282.78	22,106.39	0.00	N/A	02/01/25	--	6,803,410.84	6,781,304.45	03/01/22
31	10096341	1	MH	Various	MD	Actual/360	4.110%	22,872.64	17,039.10	0.00	N/A	02/01/25	--	7,155,154.51	7,138,115.41	03/01/22
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	25,012.33	15,567.13	0.00	N/A	02/01/25	--	7,478,770.87	7,463,203.74	03/01/22
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	23,510.63	16,804.44	0.00	N/A	01/01/25	--	7,120,836.47	7,104,032.03	03/01/22
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	19,471.49	22,095.70	0.00	N/A	02/01/25	--	6,502,539.31	6,480,443.61	03/01/22
35	10096345	1	OF	Various	MI	Actual/360	4.385%	23,475.93	16,014.22	0.00	N/A	01/06/25	--	6,883,316.84	6,867,302.62	03/06/22
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	22,686.63	15,456.71	0.00	N/A	02/01/25	--	6,944,886.54	6,929,429.83	03/01/22
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	17,507.30	16,492.95	0.00	N/A	02/01/25	--	6,486,855.55	6,470,362.60	03/01/22
38	10096348	1	MF	San Antonio	TX	Actual/360	4.188%	23,574.40	13,047.19	0.00	N/A	01/01/25	--	7,238,194.27	7,225,147.08	03/01/22
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	22,018.24	14,729.60	0.00	N/A	02/01/25	--	6,390,331.78	6,375,602.18	03/01/22
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	20,438.33	14,235.56	0.00	N/A	02/06/25	--	6,099,780.55	6,085,544.99	03/06/22
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	22,902.83	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	03/01/22
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	19,990.66	12,328.84	0.00	N/A	01/06/25	--	5,922,182.39	5,909,853.55	03/06/22
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	19,643.24	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	03/01/22
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	18,438.81	12,332.90	0.00	N/A	01/01/25	--	5,333,417.27	5,321,084.37	03/01/22
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	18,076.73	12,402.58	0.00	N/A	01/01/25	--	5,321,467.65	5,309,065.07	03/01/22
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	17,675.76	11,446.23	0.00	N/A	02/06/25	--	5,224,361.43	5,212,915.20	03/06/22
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	17,972.23	9,895.46	0.00	N/A	02/01/25	--	5,134,923.76	5,125,028.30	03/01/22
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	16,886.21	9,465.69	0.00	N/A	01/01/25	--	5,049,033.93	5,039,568.24	03/01/22
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	16,206.59	10,647.73	0.00	N/A	01/06/25	--	4,630,454.98	4,619,807.25	03/06/22
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	16,648.38	9,332.37	0.00	N/A	01/01/25	--	4,977,920.63	4,968,588.26	03/01/22
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	14,670.16	10,418.77	0.00	N/A	02/01/25	--	4,438,030.16	4,427,611.39	03/01/22
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	12,923.88	13,320.40	0.00	N/A	02/01/25	--	4,013,628.52	4,000,308.12	03/01/22
53	10096363	1	MU	Raleigh	NC	Actual/360	4.350%	14,213.03	8,736.09	0.00	N/A	01/06/25	--	4,200,894.21	4,192,158.12	03/06/22
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	13,775.24	8,010.25	0.00	N/A	01/01/25	--	4,071,498.28	4,063,488.03	03/01/22
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	12,690.03	6,790.46	0.00	N/A	01/01/25	--	3,546,902.84	3,540,112.38	03/01/22
56	10096366	1	RT	Las Vegas	NV	Actual/360	5.200%	10,786.84	5,713.94	0.00	N/A	01/01/25	--	2,667,076.31	2,661,362.37	03/01/22
57	10096367	1	MF	Lubbock	TX	Actual/360	4.107%	8,696.80	5,811.34	0.00	N/A	01/01/25	--	2,722,571.44	2,716,760.10	03/01/22

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	8,971.82	5,120.64	0.00	N/A	02/01/25	--	2,820,342.81	2,815,222.17	03/01/22
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	9,196.25	5,155.02	0.00	N/A	01/01/25	--	2,749,708.60	2,744,553.58	03/01/22
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	10,298.66	5,536.10	0.00	N/A	01/01/30	--	2,571,095.00	2,565,558.90	03/01/22
61	10096371	1	RT	Marion	IL	Actual/360	4.500%	9,392.85	4,667.67	0.00	N/A	01/01/25	--	2,683,672.72	2,679,005.05	03/01/22
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.526%	7,154.92	4,661.46	0.00	N/A	01/06/25	--	2,032,519.57	2,027,858.11	03/06/22
63	10096373	1	RT	Northfield	MN	Actual/360	4.090%	6,728.87	3,840.47	0.00	N/A	02/01/25	--	2,115,257.23	2,111,416.76	03/01/22
Totals								2,457,677.93	1,200,644.05	0.00				759,998,185.13	758,797,541.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	16,001,182.02	47,821.31	39,969.14	39,969.14	0.00	0.00
1A	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	16,001,182.01	47,821.31	39,969.14	39,969.14	0.00	0.00
1B	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	0.00	5,600.95	5,600.95	0.00	0.00
1C	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	0.00	5,600.95	5,600.95	0.00	0.00
2	1	16,439,573.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	14,534,602.00	07/01/20	12/31/20	--	0.00	0.00	292,213.26	292,213.26	0.00	0.00
4	1	0.00	8,359,200.37	04/01/19	03/31/20	11/12/21	0.00	47,466.25	275,927.48	6,578,280.44	0.00	0.00
5	1	0.00	995,597.00	01/01/17	03/31/17	01/11/21	0.00	0.00	159,615.05	159,615.05	0.00	0.00
6	1	4,089,474.47	4,700,615.54	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,003,170.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	5,423,886.46	6,042,511.34	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,804,266.52	1,964,340.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,807,258.80	1,059,251.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	505,301.04	01/01/20	06/30/20	02/11/21	7,362,335.00	333,142.61	68,195.31	862,204.60	543,253.47	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,608,865.68	1,331,150.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	513,412.04	755,779.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	299,724.78	461,067.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	578,976.00	07/01/19	06/30/20	02/11/22	5,182,513.00	231,288.89	39,500.58	755,180.64	57,626.96	0.00
19	1	1,028,858.41	686,665.96	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	945,699.96	905,282.82	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,439,163.53	1,610,563.18	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,126,228.16	1,179,878.14	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	71,370.27	01/01/20	03/31/20	01/11/21	0.00	0.00	43,073.10	818,242.63	190,647.87	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	794,970.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	928,123.38	878,707.47	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	398,188.42	892,494.51	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	727,441.00	735,722.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,729,797.15	1,835,114.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	732,308.34	308,897.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	472,407.25	289,910.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	825,918.09	564,710.18	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	560,590.78	490,412.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	840,087.68	647,259.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	599,102.91	1,151,775.80	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	442,120.24	227,473.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	525,000.00	393,750.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	696,549.45	393,045.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	579,060.26	521,715.68	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	530,142.74	491,288.10	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	491,321.57	485,279.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	333,110.24	301,020.74	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	675,709.46	669,670.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	682,726.26	624,936.58	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	367,006.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	307,339.36	277,523.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	410,376.93	404,884.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	528.36	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	1	319,999.92	277,861.15	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	322,221.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	266,880.04	133,440.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	206,725.58	61,083.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	317,000.04	230,251.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		57,611,807.42	67,523,177.58				48,297,212.03	707,540.37	969,664.95	9,556,876.80	792,056.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	4	84,500,217.18	0	0.00	2	18,644,566.14	0	0.00	0	0.00	0	0.00	4.157484%	4.129392%	38
02/17/22	0	0.00	0	0.00	4	84,684,484.01	1	49,000,000.00	2	18,684,433.65	0	0.00	0	0.00	0	0.00	4.157736%	4.129643%	39
01/18/22	0	0.00	0	0.00	4	84,837,434.23	1	49,000,000.00	2	18,717,537.85	0	0.00	0	0.00	1	8,501,509.64	4.157945%	4.129851%	40
12/17/21	0	0.00	0	0.00	4	84,989,811.25	1	49,000,000.00	2	18,750,520.45	0	0.00	0	0.00	0	0.00	4.162483%	4.134517%	41
11/18/21	0	0.00	0	0.00	4	85,151,882.50	1	49,000,000.00	2	18,785,599.54	0	0.00	0	0.00	1	8,233,022.02	4.162701%	4.134735%	42
10/18/21	0	0.00	0	0.00	8	147,803,081.19	1	49,000,000.00	2	18,818,332.17	0	0.00	0	0.00	0	0.00	4.167627%	4.139781%	42
09/17/21	0	0.00	0	0.00	8	147,964,016.25	1	49,000,000.00	2	18,853,170.21	0	0.00	0	0.00	0	0.00	4.167843%	4.139996%	43
08/17/21	0	0.00	0	0.00	8	148,114,045.28	1	49,000,000.00	2	18,885,654.66	0	0.00	0	0.00	0	0.00	4.168044%	4.140196%	44
07/16/21	0	0.00	0	0.00	8	148,263,512.07	1	49,000,000.00	1	10,293,759.64	1	6,589,210.57	0	0.00	1	1,816,208.35	4.168243%	4.140395%	45
06/17/21	0	0.00	0	0.00	8	148,422,777.18	1	49,000,000.00	1	10,314,279.27	0	0.00	0	0.00	0	0.00	4.169083%	4.141137%	46
05/17/21	0	0.00	0	0.00	8	148,571,087.08	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169280%	4.141283%	47
04/16/21	0	0.00	0	0.00	8	148,729,236.67	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169489%	4.141491%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 32

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	02/01/22	0	B	39,969.14	39,969.14	79,955.35	29,375,000.00	07/16/20	2
1A	10096412	02/01/22	0	B	39,969.14	39,969.14	0.00	29,375,000.00	07/16/20	2
1B	10096413	02/01/22	0	B	5,600.95	5,600.95	0.00	1,875,000.00	07/16/20	2
1C	10096414	02/01/22	0	B	5,600.95	5,600.95	0.00	1,875,000.00	07/16/20	2
3	10096313	02/10/22	0	B	292,213.26	292,213.26	0.00	57,727,444.94
4	10096314	03/01/20	23	3	275,927.48	6,578,280.44	149,127.55	50,098,082.74	06/11/20	1
5	10096315	02/01/22	0	B	159,615.05	159,615.05	1,266,676.14	49,000,000.00	01/25/17	9
12	10096322	08/01/20	18	3	68,195.31	862,204.60	552,783.47	18,340,349.16	10/22/20	13
18	10096328	10/01/20	16	3	39,500.58	755,180.64	261,045.26	10,471,997.86	10/13/20	7			05/12/21
27	10096337	08/06/20	18	3	43,073.10	818,242.63	798,151.70	8,771,358.57	08/17/20	7			06/09/21
Totals					969,664.95	9,556,876.80	3,107,739.47	256,909,233.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		7,721,761	7,721,761	0		0
25 - 36 Months		725,485,179	640,984,962	65,855,651		18,644,566
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,590,601	25,590,601	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	758,797,541	674,297,324	0	0	65,855,651	18,644,566
Feb-22	759,998,185	675,313,701	0	0	66,000,050	18,684,434
Jan-22	760,999,340	676,161,906	0	0	66,119,896	18,717,538
Dec-21	770,511,282	636,521,471	0	0	66,239,291	67,750,520
Nov-21	771,584,379	637,432,496	0	0	66,366,283	67,785,600
Oct-21	780,834,456	584,031,375	0	0	128,984,749	67,818,332
Sep-21	781,915,451	584,951,435	0	0	129,110,846	67,853,170
Aug-21	782,924,655	585,810,610	0	0	129,228,391	67,885,655
Jul-21	783,930,083	586,666,571	0	0	137,969,752	59,293,760
Jun-21	786,819,656	589,396,878	0	0	138,108,498	59,314,279
May-21	787,820,661	590,249,574	0	0	148,571,087	49,000,000
Apr-21	788,886,512	591,157,275	0	0	148,729,237	49,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	55,200,000.00	07/21/21	1,924,022.25	1.58000	03/31/20	03/01/25	I/O
4	10096314	47,888,538.78	50,098,082.74	84,900,000.00	10/07/21	7,273,483.37	2.19000	03/31/20	02/01/25	274
5	10096315	49,000,000.00	49,000,000.00	61,500,000.00	09/22/20	995,597.00	1.87000	03/31/17	01/01/25	I/O
12	10096322	17,967,112.26	18,340,349.16	10,900,000.00	01/10/22	412,280.54	0.74000	06/30/20	02/01/25	274
18	10096328	10,130,735.42	10,471,997.86	6,800,000.00	01/01/22	445,494.00	0.64000	06/30/20	01/01/25	273
27	10096337	8,513,830.72	8,771,358.57	10,700,000.00	12/13/21	48,950.52	0.37000	03/31/20	02/06/25	274
Totals		196,000,217.18	199,181,788.33	395,600,000.00		16,871,894.43

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	2
"	3/11/2022

3.1.2022:- Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NOD issued Aug -2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as are being posted to past due and scheduled interest payments, asavailable. Up dated BOVs received. Receiver is working on the 2022 budget. Operating funds are being posted to a portion of the past due interest payments. Phase one report pending.

"

1A	10096412	Various	Various	07/16/20	2
"	3/11/2022

3.1.2022:- Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NOD issued Aug -2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as are being posted to past due and scheduled interest payments, asavailable. Up dated BOVs received. Receiver is working on the 2022 budget. Operating funds are being posted to a portion of the past due interest payments. Phase one report pending.

"

1B	10096413	Various	Various	07/16/20	2
"	3/11/2022

3.1.2022:- Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NOD issued Aug -2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as are being posted to past due and scheduled interest payments, asavailable. Up dated BOVs received. Receiver is working on the 2022 budget. Operating funds are being posted to a portion of the past due interest payments. Phase one report pending.

"

1C	10096414	Various	Various	07/16/20	2
"	3/11/2022

3.1.2022:- Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NOD issued Aug -2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as are being posted to past due and scheduled interest payments, asavailable. Up dated BOVs received. Receiver is working on the 2022 budget. Operating funds are being posted to a portion of the past due interest payments. Phase one report pending.

"

4	10096314	LO	Various	06/11/20	1
"	3/11/2022

3/10/2022 - Lender and Borrower have been in loan modification negotiations since transfer to special servicing to address possible Covid relief, as no loan payments have been made since April, 2020. Modification terms were largely previ ously approved in 1Q 2021, draft documents were generated, but final agreements was never executed, with open points remaining. Non-judicial foreclosure was initiated against Salt Lake City property, with NoD issued in April 2021 and completion of the pro cess pending a notice of trustee sale, which would provide for a trustee sale 30-days thereafter. No enforcement measures commenced as of yet against two other hotels (Kansas City, Orlando). Aggregate performance across three hotels continues to improve. While discussions surrounding loan reinstatement are on-going, foreclosure of all collateral to be pursued if agreement cannot be reached on modification terms.

"

5	10096315	RT	FL	01/25/17	9
"	3/11/2022

3/10/2022 - Loan has been in special servicing since Jan. 2017, following master servicer's determination that not all collateral rent revenue was being deposited to the lockbox; NOD issued after borrower failed to make the

June-2017 deb t payment, and lender filed suit Nov-2017 commencing foreclosure action, as defaults were not cured. Through litigation process, it was discovered that rent revenues were diverted from the cash management account, as several tenants were paying rent direc tly to the sponsor's account. In Dec-2020 a Rents Order was put in place by the presiding judge, ensuring that sufficient rents are captured within the cash management account to pay monthly debt service obligations, though excess cash is not trapped; thi s remains the case since the order was entered. Interest payments remain current through February 2022. Borrower entered into a Purchase and Sale Agreement in Dec. 2021 with a third party purchaser; request for consent for property sale, reinstatement of loan and loan assumption was approved and closed on 2/18/2022. The loan remains in special servicing as post-closing matters are addressed. Steps currently being taken to file a joint stipulation for dismissal of the foreclosure actionn / release of the l is pendends.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10096322	RT	NY	10/22/20	13
"	3/11/2022

3/10/2022 - Loan was transferred to Special Servicing in Oct. 2020 due to payment default. Property had previously suffered loss of Toys R Us, and operations were further disrupted by COVID-19 pandemic, and death of the loan guarantor. B orrowerhas executed pre-negotiation agreement and is negotiating a proposal to reinstate and modify the loan. Terms to address TI reserves needed for leasing pipeline, replacement of the deceased carveout guarantor and bringing loan current. Tenant contin ues to seek new tenants for property; no new tenants secured in recent months. While negotiations are on-going legal enforcement will in parallel be pursued.
"

18	10096328	LO	WV	10/13/20	7
"	3/11/2022

3/10/2022 - Hotel is REO as of May 2021; GF Hotels engaged as property manager. Operations were disrupted significantly when the hotel's primary demand driver, University of West Virginia, was forced to cancel all classes and activities dueto COVID-19. Performance has improved since foreclosure was completed, and has continued to do so through YE 2021 as classes and sporting events have resumed at the university. Strong demand has been seen during home football games, with demand in-line with historical performance, though football season has ended. March bookings are beginning to lag, with the overall market showing lower ADR and occupancy. Nevertheless, the property is ranked first among its compset for occupancy and RevPAR in the firs t week of March.
"

27	10096337	OF	CO	08/17/20	7
"	3/11/2022

3/10/2022 - Loan transferred to special servicing Aug. 2020 for imminent default. Property is REO as of June 2021, following deed-in-lieu arrangement. ProEquity Asset Management served as receiver and was then engaged as property manager . Property manager has identified CapEx needs that would make the asset more competitive with local competitors (i.e., security systems, LED lighting, common area upgrades, improved signage, bathroom renovations).

Determinations now being made as to estim ated cost and priority of work to be considered, before bringing the property to market. Property is currently 68% occupied, with two prospective leases in process that would bring occupancy above

70%.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
37	10096347	1 0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 32

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 32

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 30 of 32

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	5,711.82	0.00	0.00	47,821.31	0.00	0.00	7,470.04	0.00	0.00	0.00
1A	0.00	0.00	5,711.81	0.00	0.00	47,821.31	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	364.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	364.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,333.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	660.00	0.00
5	0.00	0.00	9,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,500.21	0.00	0.00	23,735.35	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,000.00	0.00	0.00	18,510.71	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	38,513.91	0.00	0.00	137,888.68	0.00	0.00	7,470.04	0.00	660.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		184,532.63

© 2021 Computershare. All rights reserved. Confidential.												Page 31 of 32

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32